Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.020%(a)	0.000%
Total annual operating expenses	0.035%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$2
3 years	$11	$5
5 years	$20	$8
10 years	$45	$19

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Average Annual Returns.”

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Class - Return Before Taxes	1.36%	11.70%
Return After Taxes on Distributions	0.68%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.30%	9.28%
Institutional Premium Class - Return Before Taxes	1.38%	11.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	11.73%

(a)  From May 4, 2011

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Purchase and Sale of Shares.”

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Purchase and Sale of Shares.”

Initial Purchase Minimum - Institutional Class	$5 million
Initial Purchase Minimum - Institutional Premium Class	$200 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Tax Information.”

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

U5I-U5A-SUM-16-04 1.9870361.103	July 1, 2016

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.030%(a)
Total annual operating expenses	0.090%	0.045%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$9	$5
3 years	$29	$15
5 years	$51	$25
10 years	$115	$58

UEI-SUM-16-03 1.9870360.102	July 1, 2016